Apr. 27, 2020
ADVANCED SERIES TRUST
AST QMA US Equity Alpha Portfolio
AST QMA International Core Equity Portfolio

Supplement dated September 15, 2020 to the
Currently Effective Prospectus and Summary Prospectuses

This supplement should be read in conjunction with the currently effective Summary Prospectuses (each, a Summary Prospectus) for the above listed portfolios and the Prospectus (the Prospectus) for the Advanced Series Trust (the Trust), and should be retained for future reference. The portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in the Trust's Prospectus.

The AST QMA US Equity Alpha Portfolio and the AST QMA International Core Equity Portfolio (each a Portfolio and collectively, the Portfolios) are adding Value Style Risk disclosure.

To reflect this change, the Trust's Prospectus and the Portfolios' Summary Prospectuses are each revised as follows:

I.The following Risk is hereby added to the "INVESTMENTS, RISKS AND PERFORMANCE – Principal Risks of Investing in the Portfolio" section of each Portfolio's Summary Prospectus and to the corresponding section of the Trust's Prospectus:

Value Style Risk. Since the Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued.

II.The following Risk is hereby added to the "PRINCIPAL RISKS" section of the Trust's Prospectus:

Value Style Risk. Since a Portfolio may invest significantly in value stocks or use a value investment style, there is the risk that value stocks or the value style may be out of favor for a period of time, that the market will not recognize a security's intrinsic value for a long time or at all or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Portfolio's value investment style may go out of favor with investors, negatively affecting the Portfolio's performance.